SUPPLEMENT DATED MARCH 1, 2011
TO THE STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES
PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,
EACH DATED FEBRUARY 1, 2011
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2011:
Sterling Capital Short-Term Bond Fund (formerly BB&T Short U.S. Government Fund) (the “Fund”)
Retail Prospectus
Effective March 1, 2011, the maximum sales charge applicable to purchases of Fund shares has been lowered. Accordingly, the following replaces the text under the heading “Fee Table — Shareholder Fees” with respect to the Fund in the Retail Prospectus:
     Shareholder Fees (fees paid directly from your investment)

Class A
Shares

Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%

Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None

Redemption Fee	None

Effective March 1, 2011, the management fee paid by the Fund has been lowered. Accordingly, the following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Retail Prospectus:
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Class A
Shares

Management Fees	0.34%

Distribution and Service (12b-1) Fees	0.50%

Other Expenses	0.25%

Total Annual Fund Operating Expenses	1.09%

Fee Waiver or Expense Reimbursement[2]	-0.29%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.80%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of March 1, 2011, as if such reduction had been in effect during the fiscal year ended September 30, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from March 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund’s Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$332	$562	$811	$1,522

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$332	$562	$811	$1,522

The disclosure under the heading “Distribution Arrangements/Sales Charges — Calculation of Sales Charges — Class A Shares” with respect to the Fund on page 161 of the Retail Prospectus is revised as follows:
FOR THE SHORT-TERM BOND FUND

	Sales Charge	Sales Charge
Your	as a% of	as a% of
Investment	Offering Price	Your Investment
Up to $49,999	2.50%	2.56%

$50,000 to $99,999	2.00%	2.04%

$100,000 up to $249,999	1.50%	1.52%

$250,000 up to $499,999	1.00%	1.01%

$500,000 and above(1)	0.00%	0.00%

(1)	There is no initial sales charge on purchases of $500,000 or more. However, a CDSC of up to 0.50% of the purchase price will be charged to the shareholders if the shares are redeemed within eighteen months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 0.50% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within eighteen months after purchase: (i) employees of Sterling Capital Funds, BB&T and its affiliates; (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares; and (iii) shareholders who purchased shares online. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For (i) sales of over $500,000 or more, (ii) sales to employees of Sterling Capital Funds, BB&T and its affiliates, and (iii) sales of shares purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption, if a sales charge was paid on such shares, broker-dealers may be paid a finder’s fee of up to 0.50% of the offering price of such shares up to and including $5 million, 0.35% of the offering price over $5 million and up to $10 million, and 0.25% of the offering price over $10 million.

Institutional Prospectus
The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Institutional Prospectus:
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares

Management Fees	0.34%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	0.25%

Total Annual Fund Operating Expenses	0.59%

Fee Waiver or Expense Reimbursement[2]	-0.04%

Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.55%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of March 1, 2011, as if such reduction had been in effect during the fiscal year ended September 30, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from March 1, 2011 through January 31, 2012. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$57	$185	$326	$734

Retail Prospectus and Institutional Prospectus
The second and third paragraphs under the heading “Strategy, Risks and Performance — Principal Strategy” with respect to the Fund are replaced with the following:
The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years.
The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents.
Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.
PRO-STBSUP-0311

SUPPLEMENT DATED MARCH 1, 2011 TO THE
STATEMENT OF ADDITIONAL INFORMATION
OF STERLING CAPITAL FUNDS DATED FEBRUARY 1, 2011
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds (the “Funds”) Statement of Additional Information dated February 1, 2011:
Additional Information on Portfolio Instruments
The last sentence of the first paragraph under the heading “Foreign Investment” is revised to add the Sterling Capital Short-Term Bond Fund (the “Short-Term Bond Fund”) to the list of Funds that may invest in debt obligations of foreign issuers denominated in foreign currencies. In addition, the disclosure under the heading “Foreign Currency Transactions” is revised to add the Short-Term Bond Fund to the list of Funds that may invest in forward currency exchange contracts.
Sales Charges
Effective immediately, the sales charges applicable to the Short-Term Bond Fund are lowered. The disclosure under the heading “Sales Charges — Class A Shares” with respect to the Fund is revised as follows:
FOR THE SHORT-TERM BOND FUND

			MAXIMUM DEALER
	SALES CHARGE	SALES CHARGE	REALLOWANCE
	AS A % OF	AS A % OF	AS A % OF
YOUR INVESTMENT	OFFERING PRICE	YOUR INVESTMENT	OFFERING PRICE
Up to $49,999	2.50%	2.56%	2.50%
$50,000 to $99,999	2.00%	2.04%	2.00%
$100,000 up to $249,999	1.50%	1.52%	1.50%
$250,000 up to $499,999	1.00%	1.01%	1.00%
$500,000 and above(1)	0.00%	0.00%	0.00%

(1)	There is no initial sales charge on purchases of $500,000 or more. However, a CDSC of up to 0.50% of the purchase price will be charged to the shareholders if the shares are redeemed within eighteen months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 0.50% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within eighteen months after purchase: (i) employees of Sterling Capital Funds, BB&T and its affiliates; (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares; and (iii) shareholders who purchased shares online. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For (i) sales of over $500,000 or more, (ii) sales to employees of Sterling Capital Funds, BB&T and its affiliates, and (iii) sales of shares purchased with proceeds from redemptions from another mutual fund complex within 60 days of redemption, if a sales charge was paid on such shares, broker-dealers may be paid a finder’s fee of up to 0.50% of the offering price of such shares up to and including $5 million, 0.35% of the offering price over $5 million and up to $10 million, and 0.25% of the offering price over $10 million.

Investment Adviser
The second paragraph under the heading “Investment Adviser” is revised to reflect that, under the Advisory Agreement between the Funds with respect to the Short-Term Bond Fund and Sterling Capital Management, LLC (“Sterling Capital”), the fee payable to Sterling Capital by the Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of thirty-four one hundredths of one percent (0.34%) of the Fund’s average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Funds and Sterling Capital.
Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SAI-STBSUP-0311